Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Project debt	$ 5,076,352	$ 5,091,114
Remainder of 2019 [Member]
Repayment schedule [Abstract]
Payment of interests accrued	64,135
Nominal repayment	226,100
Between January and March 2020 [Member]
Repayment schedule [Abstract]
Project debt	16,998
Between April and December 2020 [Member]
Repayment schedule [Abstract]
Project debt	236,207
2021 [Member]
Repayment schedule [Abstract]
Project debt	265,416
2022 [Member]
Repayment schedule [Abstract]
Project debt	296,067
2023 [Member]
Repayment schedule [Abstract]
Project debt	321,564
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,649,865